5. GROUP STRUCTURE (Details 10) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	$ 1,284	$ 75	$ 3
Share of profit (loss) of joint ventures	3,180	1,888	283
Share of profit (loss) of associates and joint ventures	4,464	1,813	286
CIESA
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	2,793	949	191
Citelec
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	801	1,012	92
Greenwind
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures	(414)	(73)	0
Oldelval
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	116	41	7
Refinor
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	(138)	(113)	(4)
OCP
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	1,305	0	0
Other
Disclosure of joint ventures [line items]
Share of profit (loss) of associates	$ 1	$ (3)	$ 0